EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Valuation at
	2 0 1 8	2 0 1 7
	%	%

Discount rate	3.30	2.55
Expected return on the plan assets	3.30	2.55
Rate of increase in compensation	4	4

Expected rate of termination:
0-1 years	35	35
1-2 years	30	30
2-3 years	20	20
3-4 years	15	15
4-5 years	10	10
5 years and more	7.5	7.5

Schedule of Composition
	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars
Post-Employment Benefits:
Benefits to retirees	836	1,148	223

Short term employee benefits:
Accrued payroll and related expenses	1,954	1,575	521
Short term absence compensation	623	572	167
	2,577	2,147	688

Schedule of Present Value of Defined Benefit Obligation in Current Period
Changes in the present value of the defined benefit obligation in the current period were as follows:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Opening defined benefit obligation	5,133	4,748	1,370
Current service cost	481	768	128
Interest cost	118	162	31
Actuarial losses arising from experience adjustments	(221)	370	(59)
Actuarial gains arising from changes in financial assumptions	(614)	12	(164)
Benefits paid	(581)	(927)	(155)
Closing defined benefit obligation	4,316	5,133	1,151

Schedule of Defined Benefit Assets in Current Period
Changes in the fair value of the defined benefit assets in the current period were as follows:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Opening defined benefit assets	3,985	3,899	1,063
Expected return on the plan assets	84	139	22
Changes in financial assumptions	(505)	(63)	(135)
Employer contribution	421	803	112
Benefits paid	(495)	(814)	(131)
Interest losses on severance payment allocated to remuneration benefits	(10)	21	(3)
Closing defined benefit assets	3,480	3,985	928

Schedule of Assets and Liabilities Recognized in Balance Sheets
Adaption of the current value of defined benefit plan liability and the fair value of the plan's assets to the assets and liabilities recognized in the Balance Sheets:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Present value of funded liability	4,316	5,133	1,151
Fair value of plan assets - accumulated deposit in executive insurance	3,480	3,985	928
Net liability deriving from defined benefit obligation	836	1,148	223

Schedule of Sensitivity Analyzes Principal Actuarial Assumptions

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Payroll, payroll and social benefits	1,954	1,575	521
Entitlement to compensation for short-term absences and recovery	623	572	167
	2,577	2,147	688